Consolidated VIEs and Noncontrolling Interests - JapanCo (Details) - USD ($) $ in Millions	12 Months Ended	72 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2017
Variable Interest Entity [Line Items]
Payments to noncontrolling interests	$ 31
JapanCo
Variable Interest Entity [Line Items]
Noncontrolling interest ownership			50.00%
Affiliate of SBG | JapanCo
Variable Interest Entity [Line Items]
Payments to noncontrolling interests		$ 500